Taxes - Schedule of Provision (Benefit) for Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provision (Benefit) for Income Tax [Abstract]
Current income tax	$ 244,336	$ 463,191	$ 878,404
Deferred income tax	(27,397)	484,338	(717,679)
Income tax expenses	$ 216,939	$ 947,529	$ 160,725